SHARE BASED COMPENSATION - Outstanding share options (Details)	12 Months Ended
	Dec. 31, 2024 Options $ / shares	Dec. 31, 2023 Options $ / shares	Dec. 31, 2022 Options $ / shares
FSOs
SHARE BASED COMPENSATION
Number of options outstanding (in shares) | Options	1,602,346	1,777,438	2,118,395
Weighted Average Remaining Contractual Life (Years) - outstanding	4 years	4 years
Weighted Average Exercise Price / Share - outstanding	$ 8.81	$ 8.43	$ 8.23
Number of options exercisable (in shares) | Options	1,379,806	1,511,533
Weighted Average Exercise Price / Share - exercisable	$ 9.08	$ 8.4
FSOs | 2.30 - 5.00
SHARE BASED COMPENSATION
Number of options outstanding (in shares) | Options	40,000	198,200
Weighted Average Remaining Contractual Life (Years) - outstanding	5 years	1 year
Weighted Average Exercise Price / Share - outstanding	$ 3.49	$ 3.23
Number of options exercisable (in shares) | Options	20,000	198,200
Weighted Average Exercise Price / Share - exercisable	$ 2.3	$ 3.23
FSOs | 5.01 - 8.62
SHARE BASED COMPENSATION
Number of options outstanding (in shares) | Options	1,131,081	1,118,018
Weighted Average Remaining Contractual Life (Years) - outstanding	3 years	4 years
Weighted Average Exercise Price / Share - outstanding	$ 7.72	$ 7.76
Number of options exercisable (in shares) | Options	928,552	938,491
Weighted Average Exercise Price / Share - exercisable	$ 7.79	$ 7.9
FSOs | 8.63 - 33.30
SHARE BASED COMPENSATION
Number of options outstanding (in shares) | Options	431,265	461,220
Weighted Average Remaining Contractual Life (Years) - outstanding	6 years	7 years
Weighted Average Exercise Price / Share - outstanding	$ 12.18	$ 12.28
Number of options exercisable (in shares) | Options	431,254	374,842
Weighted Average Exercise Price / Share - exercisable	$ 12.18	$ 12.39
Minimum | 2.30 - 5.00
SHARE BASED COMPENSATION
Exercise prices (in dollars per share)	2.3	2.3
Minimum | 5.01 - 8.62
SHARE BASED COMPENSATION
Exercise prices (in dollars per share)	5.01	5.01
Minimum | 8.63 - 33.30
SHARE BASED COMPENSATION
Exercise prices (in dollars per share)	8.63	8.63
Maximum | 2.30 - 5.00
SHARE BASED COMPENSATION
Exercise prices (in dollars per share)	5	5
Maximum | 5.01 - 8.62
SHARE BASED COMPENSATION
Exercise prices (in dollars per share)	8.62	8.62
Maximum | 8.63 - 33.30
SHARE BASED COMPENSATION
Exercise prices (in dollars per share)	$ 33.3	$ 33.3